Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 3,778,480	$ 2,467,824
Credit card receivables	25,464	21,848
Total	$ 3,803,944	$ 2,489,672	$ 1,513,713	$ 1,253,140